Note 17 - Trade Receivables, Net	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
17	Trade receivables, net
	Year ended December 31,
	2019	2018
Current accounts	1,387,494	1,778,796
Receivables from related parties	9,448	25,105
	1,396,942	1,803,901
Allowance for doubtful accounts (see Note 23 (i))	(48,782)	(66,535)
	1,348,160	1,737,366

The following table sets forth details of the aging of trade receivables:

			Past due
	Trade Receivables	Not Due	1 - 180 days	>180 days
At December 31, 2019
Guaranteed	234,427	205,764	26,899	1,764
Not guaranteed	1,162,515	948,449	157,960	56,106
Guaranteed and not guaranteed	1,396,942	1,154,213	184,859	57,870
Expected loss rate	0.09%	0.04%	0.24%	0.57%
Allowances for doubtful accounts	(1,294)	(529)	(455)	(310)
Nominative allowances for doubtful accounts	(47,488)	-	(1,922)	(45,566)
Net Value	1,348,160	1,153,684	182,482	11,994

			Past due
	Trade Receivables	Not Due	1 - 180 days	>180 days
At December 31, 2018
Guaranteed	286,250	254,743	30,884	623
Not guaranteed	1,517,651	1,180,788	260,675	76,188
Guaranteed and not guaranteed	1,803,901	1,435,531	291,559	76,811
Expected loss rate	0.07%	0.04%	0.17%	0.43%
Allowances for doubtful accounts	(1,396)	(564)	(510)	(322)
Nominative allowances for doubtful accounts	(65,139)	-	(1,436)	(63,703)
Net Value	1,737,366	1,434,967	289,613	12,786

Trade receivables are mainly denominated in
U.S. dollars.